DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.4%
1,708,125	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	1,729,642
161,734	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	161,837
2,695,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	2,761,785
1,446,438	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	1,203,807
1,883,532	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^	12/15/2038	1,922,039
4,912,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,157,784
663,480	Sapphire Aviation Finance Ltd., Series 2018-1A-B	5.93%	^	03/15/2040	691,289

Total Asset Backed Obligations (Cost $13,470,684)					13,628,183

Bank Loans - 8.1%
24,875	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.17%		10/01/2025	24,933
89,775	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.44%		10/13/2025	89,887
494,962	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	493,623
84,156	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/01/2025	84,209
485,100	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	7.15%		02/27/2023	486,313
283,575	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		07/28/2022	283,620
500,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.65%		06/16/2025	497,293
439,960	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.98%		09/02/2024	413,562
525,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		08/04/2025	533,479
369,075	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.05%		02/11/2026	368,844
204,488	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		02/27/2026	205,152
191,122	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.40%		11/21/2024	192,138
493,734	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.65%		12/16/2024	473,368
163,750	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.40%		09/25/2024	156,756
	BI-LO, LLC, Senior Secured First Lien Term Loan
168,725	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.56%		05/31/2024	162,117
168,725	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.59%		05/31/2024	162,117
158,800	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.47%		05/31/2024	152,580
502,475	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		10/02/2025	476,723
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
146,054	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.84%		06/21/2024	141,490
2,809	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	2,721
132,011	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	127,886
801,900	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		05/21/2025	755,791
32,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan	5.82%	±	08/01/2025	32,000
258,700	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%		08/01/2025	258,682
493,703	Constellis Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.58%		04/19/2024	378,917
480,150	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	6.60%		06/02/2025	390,292
500,000	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.59%		07/03/2020	477,750
500,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.67%		05/01/2025	438,038
24,476	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	24,611
45,525	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		04/06/2026	45,777
279,342	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	275,093
495,000	EnergySolutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/09/2025	475,200
493,639	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	492,252
343,275	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.15%		10/01/2025	333,459
487,141	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.27%		03/28/2022	401,282
500,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		03/01/2024	267,500
205,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.50%		07/02/2026	207,563
179,100	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.94%		02/19/2026	178,503
493,703	Greenway Health, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		02/16/2024	438,161
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
252,477	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.58%		08/25/2023	207,556
429,893	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.69%		08/25/2023	353,407
350,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.40%		07/07/2025	352,480
395,182	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.65%		11/21/2024	384,244
485,185	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.59%		10/20/2023	440,711
475,200	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.19%		05/26/2025	470,051
540,913	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.44%		07/02/2025	535,503
302,124	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.65%		06/30/2022	269,041
484,076	LSF9 Atlantis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.42%		05/01/2023	455,131
539,933	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.40%		05/12/2025	531,877
438,900	Millennium Trust Company, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.40%		03/27/2026	432,681
200,000	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		03/06/2026	200,969
333,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.65%		12/01/2025	323,750
328,350	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		11/28/2025	314,669
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.19%		11/30/2026	138,208
431,671	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	10.00%	D	09/30/2022	412,401
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.40%		10/19/2026	109,450
500,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	8.65%		02/13/2026	488,750
64,675	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.35%		10/15/2025	63,947
500,000	PowerTeam Services, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.58%		03/06/2026	485,000
264,338	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.08%		03/11/2026	265,990
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
104,737	(3 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	104,721
69,126	(6 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	69,116
14,663	(4 Month LIBOR USD + 4.75%)	7.39%		07/09/2025	14,661
20,947	(1 Month LIBOR USD + 4.75%)	7.34%		07/09/2025	20,944
108,900	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.73%		06/02/2025	105,928
320,354	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.16%		12/17/2021	189,465
75,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.90%		10/01/2026	75,234
493,734	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.83%		11/01/2024	460,820
307,124	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.52%		06/26/2025	303,899
140,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.02%		06/26/2026	138,016
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.15%		06/26/2026	190,158
307,740	Summit Midstream Partners Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.40%		05/13/2022	305,047
493,473	Syncreon Global Finance Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.83%	Ω	10/28/2020	286,214
495,000	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.40%		02/06/2026	495,775
500,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.14%		07/20/2026	503,750
499,900	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	10.41%		02/01/2024	493,294
133,650	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		01/25/2024	134,095
125,000	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.54%		05/29/2026	117,929
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	10.58%		10/27/2025	477,500
297,750	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		08/27/2025	298,542
500,000	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%)	8.14%		06/18/2026	490,000
95,411	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.16%		10/10/2025	94,238
362,246	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	10.16%		10/09/2026	356,812
169,150	WeddingWire, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.90%		12/19/2025	169,784
335,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	10.65%		12/21/2026	334,580

Total Bank Loans (Cost $26,193,428)					24,866,020

Collateralized Loan Obligations - 19.5%
1,000,000	ALM LLC, Series 2015-12A-C1R2 (3 Month LIBOR USD + 2.65%, 2.65% Floor)	5.25%	^	04/16/2027	983,868
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@	04/17/2026	348,217
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	6.12%	^	05/28/2030	1,000,675
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.54%	^	10/20/2030	977,677
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.20%	^	07/18/2029	1,000,554
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	5.49%	^	07/20/2029	488,112
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	8.34%	^	07/20/2029	960,160
2,500,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.30%	^	04/15/2031	2,499,553
1,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.29%	^	04/15/2031	1,003,941
1,900,000	BlueMountain Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 7.50%)	10.09%	^	01/20/2029	1,880,166
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	5.49%	^	10/22/2030	965,592
1,000,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.20%	^	07/15/2030	1,001,372
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	8.85%	^	07/15/2030	972,315
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.35%	^	07/15/2031	1,405,835
1,550,000	Canyon Capital Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.46%	^	04/15/2032	1,555,668
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	9.29%	^	01/20/2032	1,512,193
3,750,000	Cathedral Lake Ltd., Series 2015-3A-DR (3 Month LIBOR USD + 4.10%, 4.10% Floor)	6.70%	^	07/16/2029	3,740,005
2,500,000	Dryden Senior Loan Fund, Series 2014-33A-ER2 (3 Month LIBOR USD + 6.97%, 6.97% Floor)	9.57%	^	04/15/2029	2,503,839
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.75%	^	01/15/2031	1,372,937
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.27%	^	08/15/2031	1,900,375
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	5.85%	^	07/15/2030	500,660
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	9.00%	^	10/15/2030	1,973,776
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	5.44%	^	04/20/2030	485,796
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	7.55%	^	04/15/2031	912,717
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	6.24%	^	10/22/2025	501,020
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	5.49%	^	10/20/2029	950,940
1,000,000	HPS Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	8.67%	^	05/06/2030	971,881
2,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.89%	^	01/20/2031	2,279,354
1,500,000	Madison Park Funding Ltd., Series 2019-34A-E	9.33%	^±	04/25/2031	1,497,787
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	8.00%	^	01/15/2028	2,457,319
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	5.85%	^	10/18/2029	990,874
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	6.42%	^	01/19/2032	2,002,927
1,000,000	Newark BSL Ltd., Series 2016-1A-D (3 Month LIBOR USD + 6.75%)	9.33%	^	12/21/2029	1,000,769
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.60%	^	07/15/2029	1,000,467
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.48%	^	02/14/2031	2,524,210
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.69%	^	07/15/2030	923,349
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	13.58%	#^@Þ	03/17/2030	1,724,923
1,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	5.55%	^	04/15/2030	975,866
2,000,000	Taconic Park Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.05%)	6.64%	^	01/20/2029	2,006,300
1,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	6.14%	^	07/20/2030	1,000,446
2,000,000	Wind River Ltd., Series 2012-1A-ER (3 Month LIBOR USD + 7.38%)	9.98%	^	01/15/2026	1,985,854
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.35%	^	01/15/2031	2,262,500
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	5.17%	^	11/20/2030	996,765

Total Collateralized Loan Obligations (Cost $60,961,931)					59,999,554

Foreign Corporate Bonds - 0.7%
2,000,000	AI Candelaria Spain SLU	7.50%		12/15/2028	2,205,000

Total Foreign Corporate Bonds (Cost $1,935,981)					2,205,000

Non-Agency Commercial Mortgage Backed Obligations - 21.6%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	405,240
18,518,123	Benchmark Mortgage Trust, Series 2018-B1-XA	0.66%	#I/O	01/15/2051	670,076
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	11/15/2035	1,025,872
5,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	6.04%	^	04/15/2034	5,035,995
1,025,000	BXP Trust, Series 2017-CQHP-E (1 Month LIBOR USD + 3.00%)	5.39%	^	11/15/2034	1,027,268
976,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.24%	^	10/15/2035	978,145
18,245,167	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.11%	#I/O	11/13/2050	1,026,570
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	251,089
4,749,273	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.52%	#I/O	02/10/2048	279,132
339,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	287,452
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	6.04%	^	12/15/2036	169,519
44,233,027	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.49%	#I/O	01/10/2046	1,749,124
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XC	1.42%	#^I/O	06/10/2047	1,474,881
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	549,240
2,307,151	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ	08/10/2047	256,832
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ	08/10/2047	0
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.16%	#^I/O	05/10/2048	1,531,026
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.63%	#	10/10/2048	594,337
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.38%	#^I/O	10/10/2048	355,473
93,636,954	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.91%	#I/O	07/10/2048	2,940,116
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.80%	#^	10/10/2048	1,313,268
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.30%	#^	02/10/2049	534,715
258,151	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.48%	^	07/25/2023	267,999
591,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	588,027
4,816,575	Great Wolf Trust, Series 2017-WFMZ-MC (1 Month LIBOR USD + 10.47%, 10.48% Floor)	13.02%	^	09/15/2019	4,925,855
1,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.47%	#^	02/10/2048	938,564
1,500,000	GS Mortgage Securities Corporation, Series 2018-FBLU-E (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.14%	^	11/15/2035	1,513,886
81,133,171	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.60%	#I/O	03/10/2051	2,702,870
500,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.67%	#	11/10/2047	511,151
2,150,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67%	#^	11/10/2047	1,852,882
1,640,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	05/15/2038	1,629,714
1,640,000	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	6.29%	^	11/15/2036	1,646,153
24,186,307	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.66%	#I/O	06/15/2045	715,339
98,759	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	94,212
22,309	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	22,326
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.85%	#^	02/15/2046	1,981,596
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12%	#^I/O	08/15/2046	414,532
557,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17-E	3.87%	#^Þ	01/15/2047	500,140
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	2,749,911
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	930,229
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ	04/15/2047	876,023
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	975,260
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.12%	#^	09/15/2047	1,957,504
4,846,648	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.20%	#I/O	01/15/2048	183,711
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	485,925
360,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.29%	#	05/15/2048	370,875
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.39%	#^I/O	05/15/2048	390,821
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	712,564
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/15/2048	444,309
165,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	174,195
500,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F	5.38%	^±	07/15/2036	501,250
2,876,000	LoanCore Issuer Ltd., Series 2019-CRE3-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.89%	^	04/15/2034	2,896,727
1,766,171	Lone Star Portfolio Trust, Series 2015-LSP-D (1 Month LIBOR USD + 4.25%, 4.00% Floor)	6.64%	^	09/15/2028	1,785,982
5,056,149	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.03%	#^I/O	03/10/2049	327,013
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	509,655
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	736,494
525,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.56%	#^	07/13/2029	521,425
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%)	9.29%	^	11/15/2034	1,179,208
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.92%	#^Þ	10/15/2045	471,055
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.25%	#^I/O	05/15/2048	1,295,135
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.75%	#	12/15/2048	742,098
55,534,905	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.86%	#I/O	03/15/2051	2,766,916

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $70,827,806)					66,744,901

Non-Agency Residential Collateralized Mortgage Obligations - 33.3%
1,845,345	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.52%	#	03/25/2036	1,468,842
975,255	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,011,720
12,230,071	BCAP LLC Trust, Series 2007-AB1-A5	4.94%	ß	03/25/2037	8,013,325
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	3.74%	#^Þ	06/26/2036	5,240,354
990,760	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	870,094
1,839,098	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,316,957
1,937,964	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,510,665
1,999,158	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.30%	I/FI/O	05/25/2037	629,594
7,000,000	CIM Trust, Series 2016-1RR-B2	7.53%	#^Þ	07/26/2055	7,143,664
7,000,000	CIM Trust, Series 2016-2RR-B2	7.77%	#^Þ	02/25/2056	7,166,963
7,000,000	CIM Trust, Series 2016-3RR-B2	7.43%	#^Þ	02/27/2056	7,144,195
6,010,000	CIM Trust, Series 2017-3RR-B2	10.62%	#^Þ	01/27/2057	6,291,939
514,040	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	13.05%	^I/F	10/25/2035	652,668
3,512,637	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	5.50%	^	01/25/2036	3,676,562
2,394,157	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A6	5.75%		04/25/2037	2,342,585
1,873,917	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	1,872,331
1,221,828	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	3.50%		02/25/2036	1,057,146
258,031	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	12.82%	I/F	02/25/2036	338,208
2,581,760	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	2,201,480
3,256,946	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,426,553
943,431	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	808,809
429,355	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	419,668
1,649,404	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.91%	#	11/25/2035	1,561,388
224,296	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	219,085
2,880,022	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	2,833,383
1,171,967	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	1,227,964
1,775,443	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,444,987
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.75%	^	04/25/2023	5,890,626
1,412,529	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,413,472
2,056,449	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	2,052,157
1,316,379	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	1,275,000
1,516,426	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,416,633
3,051,482	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	2,864,687
818,874	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	781,093
3,464,139	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	3,298,100
1,371,655	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.73%		04/25/2037	1,074,726
1,452,158	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,375,528
312,470	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	35.55%	I/F	04/25/2037	645,133
1,710,343	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.70%	I/FI/O	07/25/2036	616,539
1,691,108	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	798,041
919,110	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	881,153
888,660	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	4.21%	#	02/25/2036	871,000
1,137,839	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01%	^	04/25/2048	1,179,255
701,917	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26%	^	04/25/2048	729,279
1,494,673	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26%	^	04/25/2048	1,501,962
4,053,412	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.46%	ß	10/25/2036	2,361,908
1,909,741	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	1,911,431

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $98,798,780)					102,828,852

US Government and Agency Mortgage Backed Obligations - 23.0%
688,140	Federal Home Loan Mortgage Corporation, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	17.60%	I/FI/O	09/15/2036	534,139
1,470,929	Federal Home Loan Mortgage Corporation, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.31%	I/FI/O	11/15/2036	262,788
909,361	Federal Home Loan Mortgage Corporation, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	4.30%	I/FI/O	12/15/2036	165,923
706,454	Federal Home Loan Mortgage Corporation, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.71%	I/FI/O	03/15/2037	110,120
6,029,549	Federal Home Loan Mortgage Corporation, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	4.37%	I/FI/O	04/15/2037	1,179,929
4,401,044	Federal Home Loan Mortgage Corporation, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	4.37%	I/FI/O	05/15/2037	794,363
4,355,471	Federal Home Loan Mortgage Corporation, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	4.02%	I/FI/O	05/15/2037	747,511
988,006	Federal Home Loan Mortgage Corporation, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.01%	I/FI/O	11/15/2036	143,890
594,487	Federal Home Loan Mortgage Corporation, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.16%	I/FI/O	06/15/2037	77,105
133,375	Federal Home Loan Mortgage Corporation, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.16%	I/FI/O	07/15/2037	21,621
2,916,798	Federal Home Loan Mortgage Corporation, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	3.75%	I/FI/O	07/15/2037	510,862
2,112,196	Federal Home Loan Mortgage Corporation, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.06%	I/FI/O	10/15/2037	312,973
370,928	Federal Home Loan Mortgage Corporation, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	3.91%	I/FI/O	11/15/2037	48,027
5,076,756	Federal Home Loan Mortgage Corporation, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.61%	I/FI/O	01/15/2038	752,480
338,146	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.26%	I/FI/O	03/15/2038	31,961
3,868,926	Federal Home Loan Mortgage Corporation, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	3.59%	I/FI/O	04/15/2038	600,424
254,890	Federal Home Loan Mortgage Corporation, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.26%	I/FI/O	02/15/2039	30,921
2,605,616	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	2.06%	I/FI/O	09/15/2040	184,389
11,223,735	Federal Home Loan Mortgage Corporation, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.66%	I/FI/O	10/15/2040	2,062,011
4,357,622	Federal Home Loan Mortgage Corporation, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.61%	I/FI/O	11/15/2040	743,349
4,807,304	Federal Home Loan Mortgage Corporation, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.11%	I/FI/O	12/15/2040	902,107
1,597,893	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.46%	I/FI/O	02/15/2041	231,836
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	10.55%	I/F	08/15/2041	1,882,763
1,630,260	Federal Home Loan Mortgage Corporation, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.61%	I/FI/O	09/15/2041	260,380
6,074,544	Federal Home Loan Mortgage Corporation, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.56%	I/FI/O	11/15/2041	825,167
3,353,202	Federal Home Loan Mortgage Corporation, Series 4225-BS (-3 x 1 Month LIBOR USD + 11.87%, 11.87% Cap)	5.36%	I/F	12/15/2040	3,874,875
3,959,008	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.51%	I/FI/O	01/15/2054	633,038
168,824	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.35%	I/FI/O	08/25/2035	22,021
1,756,605	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.35%	I/FI/O	09/25/2035	180,335
729,789	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.15%	I/FI/O	12/25/2036	94,085
342,135	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.25%	I/FI/O	12/25/2036	45,807
5,893,034	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.34%	I/FI/O	01/25/2037	1,184,884
2,645,402	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.30%	I/FI/O	03/25/2037	478,209
835,096	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.34%	I/FI/O	03/25/2037	124,223
444,085	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	4.08%	I/FI/O	03/25/2037	46,465
1,188,934	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.34%	I/FI/O	04/25/2037	247,915
2,920,161	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/FI/O	04/25/2037	452,122
1,471,868	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/FI/O	05/25/2037	244,441
203,496	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/FI/O	05/25/2037	23,557
500,070	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.16%	I/FI/O	07/25/2037	78,604
144,488	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.25%	I/FI/O	07/25/2037	9,651
6,864,022	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	4.14%	I/FI/O	08/25/2037	1,245,043
3,966,343	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/FI/O	04/25/2038	636,261
3,230,648	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.50%	I/FI/O	05/25/2038	490,069
738,227	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/FI/O	02/25/2038	103,955
2,047,439	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.65%	I/FI/O	07/25/2038	318,962
1,376,774	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/FI/O	08/25/2038	196,163
311,907	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/FI/O	01/25/2040	40,307
1,236,932	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.20%	I/FI/O	03/25/2036	227,536
287,663	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/FI/O	07/25/2039	36,795
332,421	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.55%	I/FI/O	07/25/2039	35,889
154,317	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	2.75%	I/FI/O	07/25/2037	13,090
675,779	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/FI/O	11/25/2049	82,375
1,218,165	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.75%	I/FI/O	11/25/2039	153,313
259,545	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.20%	I/FI/O	11/25/2039	36,399
424,820	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.40%	I/FI/O	02/25/2040	37,385
2,156,559	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.25%	I/FI/O	12/25/2025	186,749
7,697,700	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.20%	I/FI/O	12/25/2040	1,675,747
1,270,621	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.55%	I/FI/O	03/25/2040	139,996
258,255	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/FI/O	03/25/2050	21,113
1,134,202	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/FI/O	04/25/2040	123,250
1,844,556	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.27%	I/FI/O	05/25/2040	199,024
370,630	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.40%	I/FI/O	02/25/2040	25,868
322,731	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.35%	I/FI/O	02/25/2040	22,695
1,545,106	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/FI/O	09/25/2039	207,826
2,276,377	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	3.63%	I/F	01/25/2042	2,349,474
1,030,822	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.00%	I/FI/O	11/25/2040	85,852
350,573	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/FI/O	04/25/2042	32,179
5,300,538	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.65%	I/FI/O	06/25/2042	712,120
5,467,666	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/FI/O	07/25/2042	872,058
9,953,709	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F	08/25/2043	9,438,970
356,353	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	81,464
898,642	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.96%	I/FI/O	11/16/2039	128,946
191,153	Government National Mortgage Association, Series 2010-98-IA	5.72%	#I/O	03/20/2039	23,230
1,168,226	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	2.97%	I/FI/O	05/20/2041	145,961
1,707,844	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.02%	I/FI/O	05/20/2041	197,673
2,010,039	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.00%	I/FI/O	05/20/2041	295,932
2,352,463	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.07%	I/FI/O	06/20/2041	266,303
1,079,631	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00%	I/FI/O	12/16/2039	239,397
9,527,889	Government National Mortgage Association, Series 2013-119-TZ	3.00%	>	08/20/2043	9,622,581
36,773,595	Government National Mortgage Association, Series 2013-39-HS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.37%	I/FI/O	03/20/2041	3,529,717
6,557,128	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.82%	I/FI/O	03/20/2044	935,171
9,538,393	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.86%	I/FI/O	04/16/2044	1,622,443
6,785,144	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.17%	I/FI/O	04/20/2044	1,205,451
5,880,207	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.71%	I/FI/O	12/16/2039	812,831
7,272,732	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	3.31%	I/FI/O	10/20/2045	1,119,975
42,813,961	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	2.17%	I/FI/O	08/20/2048	3,405,534
83,474,064	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	1.52%	I/FI/O	04/20/2048	6,292,509

Total US Government and Agency Mortgage Backed Obligations (Cost $63,930,516)					70,828,852

US Government and Agency Obligations - 15.2%
47,000,000	United States Treasury Notes	1.38%		12/15/2019	46,854,961

Total US Government and Agency Obligations (Cost $46,736,177)					46,854,961

Short Term Investments - 0.9%
919,907	First American Government Obligations Fund - Class U	2.31%	◆		919,907
919,907	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		919,907
919,907	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		919,907

Total Short Term Investments (Cost $2,759,721)					2,759,721

Total Investments - 126.7% (Cost $385,615,024) ‡					390,716,044
Liabilities in Excess of Other Assets - (26.7)%					(82,084,904)

NET ASSETS - 100.0%					$308,631,140

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $173,961,287 or 56.4% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

D	Security is in default

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2019.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2019.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2019.

◆	Seven-day yield as of June 30, 2019

‡

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	33.3%
US Government and Agency Mortgage Backed Obligations	23.0%
Non-Agency Commercial Mortgage Backed Obligations	21.6%
Collateralized Loan Obligations	19.5%
US Government and Agency Obligations	15.2%
Bank Loans	8.1%
Asset Backed Obligations	4.4%
Short Term Investments	0.9%
Foreign Corporate Bonds	0.7%
Other Assets and Liabilities	(26.7)%

100.0%

Notes to Schedule of Investments

June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Securities pledged as collateral are reflected as a component of Investments in Securities, at Value on the

Statement of Assets and Liabilities and are noted on the Schedule of Investments. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. The value of reverse repurchase agreements entered into are recorded in Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. Interest is accrued daily and an appropriate payment reflecting the interest due for reverse repurchase agreements held at period end is recorded in Interest Payable for Reverse Repurchase Agreements on the Statement of Assets and Liabilities. The cumulative interest paid during the period is recorded in Interest Expense for Reverse Repurchase Agreements on the Statement of Operations. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at June 30, 2019.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20191:

Category
Investments in Securities
Level 1
Money Market Funds	$2,759,721

Total Level 1	2,759,721
Level 2
US Government and Agency Mortgage Backed Obligations	70,828,852
Non-Agency Residential Collateralized Mortgage Obligations	69,841,737
Non-Agency Commercial Mortgage Backed Obligations	60,411,471
Collateralized Loan Obligations	58,274,631
US Government and Agency Obligations	46,854,961
Bank Loans	24,866,020
Asset Backed Obligations	13,628,183
Foreign Corporate Bonds	2,205,000

Total Level 2	346,910,855
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	32,987,115
Non-Agency Commercial Mortgage Backed Obligations	6,333,430
Collateralized Loan Obligations	1,724,923

Total Level 3	41,045,468

Total	$390,716,044

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [4]	Transfers Out of Level 3 [4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,761,185	$-	$989,191	$236,739	$-	$-	$-	$-	$32,987,115	$989,191
Non-Agency Commercial Mortgage Backed Obligations	8,831,349	(553,440)	(1,074,378)	149,461	-	(1,019,562)	-	-	6,333,430	(1,583,129)
Asset Backed Obligations	535,850	(3,124,021)	3,313,158	-	-	(724,987)	-	-	-	-
Collateralized Loan Obligations	-	-	-	-	-	-	1,724,923	-	1,724,923	-

Total	$41,128,384	$(3,677,461)	$3,227,971	$386,200	$-	$(1,744,549)	$1,724,923	$-	$41,045,468	$(593,938)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$32,987,115	Market Comparables	Market Quotes	$99.45 - $104.69 ($102.22)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$6,333,430	Market Comparables	Yields	4.51% - 66.92% (20.88%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$1,724,923	Market Comparables	Market Quotes	86.25 ($86.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.